Goldman Sachs Bond Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Bond Fund	Mar. 31, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,237
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	444
Expense Example, with Redemption, 5 Years	858
Expense Example, with Redemption, 10 Years	2,013
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	871
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,411
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	420
Expense Example, with Redemption, 10 Years	967
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	641
Expense Example, with Redemption, 10 Years	1,502
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	$ 859